Related Parties - Summary of Total Compensation Provided to Key Management Personnel (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term benefits	₺ 338,944	₺ 529,358
Long-term benefits	371	3,529
Termination benefits	664	986
Share based payments	365,860	42,097
Key management personnel compensation	₺ 705,839	₺ 575,970